CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues from contracts with customers	$ 237,835,325	$ 287,661,057	$ 420,438,539
Initial recognition and changes in the fair value of biological assets at the point of harvest	441,141	1,764,863	(45,746)
Cost of sales	(155,095,436)	(184,384,992)	(263,035,619)
Changes in the net realizable value of agricultural products after harvest	(346,277)	(1,540,776)	(2,385,069)
Research and development expenses	(11,033,441)	(9,455,598)	(8,372,532)
Selling, general and administrative expenses	(71,227,886)	(93,701,345)	(96,974,913)
Share of profit or loss of joint ventures and associates	216,110	(1,126,312)	4,049,508
Other income or expenses, net	(24,198,391)	7,380,799	(1,539,458)
Operating (loss) / profit	(23,408,855)	6,597,696	52,134,710
Financial cost	(39,923,224)	(25,078,507)	(24,809,708)
Other financial results	(12,148,207)	(28,036,711)	(5,069,215)
(Loss) / Profit before income tax	(75,480,286)	(46,517,522)	22,255,787
Income tax	(6,957,743)	(2,618,488)	(6,603,649)
(Loss) / Profit of the year from continuing operations	(82,438,029)	(49,136,010)	15,652,138
Discontinued operations	(199,719)	(9,709,243)	(8,363,155)
Loss related to foreclosure	(181,305,248)
Loss of the year from discontinued operations	(181,504,967)	(9,709,243)	(8,363,155)
(Loss) / Profit of the year	(263,942,996)	(58,845,253)	7,288,983
(Loss) / Profit from continuing operations attributable to:
Equity holders of the parent	(76,646,452)	(45,706,811)	12,638,843
Non-controlling interests	(5,791,577)	(3,429,199)	3,013,295
(Loss) / Profit of the year from continuing operations	(82,438,029)	(49,136,010)	15,652,138
Loss from discontinued operations attributable to:
Equity holders of the parent	(181,504,967)	(9,709,243)	(8,363,155)
Loss of the year from discontinued operations	(181,504,967)	(9,709,243)	(8,363,155)
Other comprehensive profit / (loss) from continuing operations	2,523,157	(714,251)	(787,354)
Items that may be subsequently reclassified to loss	(118,587)	(714,251)	(787,354)
Foreign exchange differences on translation of foreign operations from joint ventures			(238)
Foreign exchange differences on translation of foreign operations	(118,587)	(714,251)	(787,116)
Items that will not be subsequently reclassified to loss and profit	2,641,744
Revaluation of property, plant and equipment, net of tax, of joint ventures and associates	555,963
Revaluation of property, plant and equipment, net of tax	2,085,781
Total comprehensive (loss) / profit	(261,419,839)	(59,559,504)	6,501,629
Total comprehensive (loss)/ profit from continuing operations attributable to:
Equity holders of the parent	(74,746,519)	(46,248,488)	12,150,655
Non-controlling interests	(5,168,353)	(3,601,773)	2,714,129
Total comprehensive (loss)/ profit from continuing operations	(79,914,872)	(49,850,261)	14,864,784
Total comprehensive loss from discontinued operations attributable to:
Equity holders of the parent	(181,504,967)	(9,709,243)	(8,363,155)
Total comprehensive loss from discontinued operations	$ (181,504,967)	$ (9,709,243)	$ (8,363,155)
(Loss)/Profit per share
Basic (loss)/profit attributable to ordinary equity holders of the parent from continuing operations	$ (1.2043)	$ (0.7229)	$ 0.2011
Basic loss attributable to ordinary equity holders of the parent from discontinued operations	(2.8518)	(0.1536)	(0.1331)
Basic (loss)/profit attributable to ordinary equity holders of the parent	(4.0561)	(0.8764)	0.068
Diluted (loss)/profit attributable to ordinary equity holders of the parent from continuing operations	(1.2043)	(0.7229)	0.1991
Diluted loss attributable to ordinary equity holders of the parent from discontinued operations	(2.8518)	(0.1536)	(0.1331)
Diluted (loss)/profit attributable to ordinary equity holders of the parent	$ (4.0561)	$ (0.8764)	$ 0.0673